Property and Equipment, Net - Summary of Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 4,896	$ 4,978
Less: accumulated depreciation	(2,745)	(1,856)
Property and equipment, net	2,151	3,122
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,590	4,510
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	281	405
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	0	38
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 25	$ 25